LEASES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2021 CNY (¥)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2021 USD ($)
LEASES
Operating lease right of use assets and operating lease liability	¥ 1,904	¥ 2,253	$ 294
Operating lease liability	3,111
Impairment of operating lease right of use asset	¥ 0	¥ 1,375
Weighted-average remaining lease term	2 years 7 months 6 days		2 years 7 months 6 days
Weighted-average discount rate	4.90%		4.90%
Operating lease cost	¥ 229
Short-term lease cost	291
Total	520
Operating cash flows from operating leases	¥ 345